Annual Total Returns - Fidelity Puritan K6 Fund [BarChart] - 08.31 Fidelity Puritan K6 Fund PRO-04 - Fidelity Puritan K6 Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Fidelity Puritan K6 Fund
Bar Chart Table:
Annual Return 2020	20.22%